UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2026

Item 1. Reports to Shareholders

 (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

August 31, 2026

Maryland Municipal Bond Fund

Investor Class (MDXBX)

This semi-annual shareholder report contains important information about Maryland Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Municipal Bond Fund - Investor Class	$25	0.50%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,529,404
Number of Portfolio Holdings	667
Table Summary

Portfolio Turnover Rate	5.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Maryland	91.5%
Puerto Rico	5.5
District of Columbia	3.5
Other	-0.5

Industry Allocation (as a % of Net Assets)

Table Summary
Housing	27.1%
Health Care	25.6
General Obligations - Local	10.7
Transportation	9.7
Special Tax	8.0
Leasing	6.7
Education	5.7
General Obligations - State	1.7
Water & Sewer	1.5
Other	3.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F87-053 10/26

Maryland Municipal Bond Fund

Investor Class (MDXBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

August 31, 2026

Maryland Municipal Bond Fund

I Class (TFBIX)

This semi-annual shareholder report contains important information about Maryland Municipal Bond Fund (the "fund") for the period of March 1, 2026 to August 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Municipal Bond Fund - I Class	$22	0.44%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,529,404
Number of Portfolio Holdings	667
Table Summary

Portfolio Turnover Rate	5.8%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Table Summary
Maryland	91.5%
Puerto Rico	5.5
District of Columbia	3.5
Other	-0.5

Industry Allocation (as a % of Net Assets)

Table Summary
Housing	27.1%
Health Care	25.6
General Obligations - Local	10.7
Transportation	9.7
Special Tax	8.0
Leasing	6.7
Education	5.7
General Obligations - State	1.7
Water & Sewer	1.5
Other	3.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1092-053 10/26

Maryland Municipal Bond Fund

I Class (TFBIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
August 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
MDXBX Maryland Municipal
Bond Fund
TFBIX Maryland Municipal
Bond Fund–
.
I Class
(Formerly T. Rowe Price Maryland Tax-Free
Bond Fund)

T. ROWE PRICE Maryland Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 10 .24 $ 10 .14 $ 10 .07 $ 9 .82 $ 10 .83 $ 10 .99
Investment
activities
Net investment
income
(1)(2)
0 .19 0 .36 0 .34 0 .32 0 .29 0 .25
Net realized and
unrealized gain/
loss ( 0 .33 ) 0 .09 0 .06 0 .25 ( 0 .99 ) ( 0 .16 )
Total from
investment
activities ( 0 .14 ) 0 .45 0 .40 0 .57 ( 0 .70 ) 0 .09
Distributions
Net investment
income ( 0 .18 ) ( 0 .35 ) ( 0 .33 ) ( 0 .32 ) ( 0 .28 ) ( 0 .25 )
Net realized gain — — — — ( 0 .03 ) —
Total distributions ( 0 .18 ) ( 0 .35 ) ( 0 .33 ) ( 0 .32 ) ( 0 .31 ) ( 0 .25 )
NET ASSET
VALUE
End of period $ 9 .92 $ 10 .24 $ 10 .14 $ 10 .07 $ 9 .82 $ 10 .83

T. ROWE PRICE Maryland Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .35 ) % 4 .61% 4 .07% 5 .87% ( 6 .44 ) % 0 .81%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .58%
(4)
0 .55% 0 .54% 0 .53% 0 .54% 0 .49%
Net expenses
after waivers/
payments by
Price Associates 0 .50%
(4)
0 .49% 0 .50% 0 .49% 0 .49% 0 .49%
Net investment
income 3 .71%
(4)
3 .61% 3 .34% 3 .24% 2 .84% 2 .28%
Portfolio turnover
rate 5 .8% 26 .1% 17 .3% 25 .7% 24 .8% 13 .4%
Net assets, end of
period (in millions) $1,167 $1,142 $1,060 $1,023 $995 $1,529
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET
VALUE
Beginning of period $ 10 .24 $ 10 .15 $ 10 .07 $ 9 .83 $ 10 .83 $ 11 .00
Investment
activities
Net investment
income
(1)(2)
0 .19 0 .37 0 .35 0 .33 0 .29 0 .26
Net realized and
unrealized gain/
loss ( 0 .31 ) 0 .08 0 .07 0 .23 ( 0 .97 ) ( 0 .17 )
Total from
investment
activities ( 0 .12 ) 0 .45 0 .42 0 .56 ( 0 .68 ) 0 .09
Distributions
Net investment
income ( 0 .19 ) ( 0 .36 ) ( 0 .34 ) ( 0 .32 ) ( 0 .29 ) ( 0 .26 )
Net realized gain — — — — ( 0 .03 ) —
Total distributions ( 0 .19 ) ( 0 .36 ) ( 0 .34 ) ( 0 .32 ) ( 0 .32 ) ( 0 .26 )
NET ASSET
VALUE
End of period $ 9 .93 $ 10 .24 $ 10 .15 $ 10 .07 $ 9 .83 $ 10 .83

T. ROWE PRICE Maryland Municipal Bond Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
8/31/26
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
Ratios/Supplemental Data
Total return
(2)(3)
( 1 .22 ) % 4 .58% 4 .25% 5 .84% ( 6 .27 ) % 0 .81%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .45%
(4)
0 .42% 0 .42% 0 .42% 0 .42% 0 .40%
Net expenses
after waivers/
payments by
Price Associates 0 .44%
(4)
0 .42% 0 .42% 0 .42% 0 .42% 0 .40%
Net investment
income 3 .76%
(4)
3 .69% 3 .42% 3 .31% 2 .93% 2 .36%
Portfolio turnover
rate 5 .8% 26 .1% 17 .3% 25 .7% 24 .8% 13 .4%
Net assets, end of
period (in millions) $1,362 $1,367 $1,336 $1,239 $1,208 $1,211
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Maryland Municipal Bond Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.5%
DISTRICT OF COLUMBIA  3.5%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,660 3,688
Washington Metropolitan Area Transit Auth., Series A, 3.00%,
7/15/43  4,115 3,217
Washington Metropolitan Area Transit Auth., Series A, 4.00%,
7/15/46  2,205 2,033
Washington Metropolitan Area Transit Auth., Series A, 5.00%,
7/15/42  5,000 5,168
Washington Metropolitan Area Transit Auth., Series A, 5.50%,
7/15/51  14,635 15,218
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  15,215 15,337
Washington Metropolitan Area Transit Auth., Second Lien,
5.00%, 7/15/43  3,115 3,215
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 4.375%, 7/15/59  5,060 4,662
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.00%, 7/15/56  6,000 6,028
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  5,450 5,609
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/53  19,810 20,179
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/59  3,150 3,205
87,559
MARYLAND  91.5%
Annapolis, Series A, GO, 4.00%, 8/1/40  1,940 1,893
Annapolis, Series A, GO, 4.00%, 8/1/41  2,025 1,952
Annapolis, Series A, GO, 4.00%, 8/1/42  1,080 1,033
Annapolis, Series A, GO, 5.00%, 8/1/43  490 510
Annapolis, Series A, GO, 5.00%, 8/1/46  565 583
Annapolis, Series A, GO, 5.00%, 8/1/48  625 640
Annapolis, Series A, GO, 5.00%, 8/1/52  2,845 2,887
Anne Arundel County, GO, 5.00%, 10/1/37  3,150 3,153
Anne Arundel County, GO, 5.00%, 10/1/45  3,045 3,220
Anne Arundel County, GO, 5.00%, 10/1/47  4,955 5,179
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/32  3,720 3,723
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/38  6,220 5,455
Anne Arundel County, Consolidated General Improvement, GO,
3.00%, 10/1/49  6,780 4,957

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement, GO,
4.00%, 10/1/53  5,000 4,478
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40  3,610 3,613
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43  6,115 6,484
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/44  4,255 4,441
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46  5,830 5,833
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/47  4,015 4,145
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/48  16,835 17,083
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/49  4,380 4,508
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47  3,500 3,521
Anne Arundel County, Consolidated General Improvement,
Series 2024, GO, 5.00%, 10/1/41  5,475 5,818
Anne Arundel County, Consolidated General Improvement,
Series B, GO, 5.00%, 10/1/39  2,775 3,006
Anne Arundel County, Consolidated General Improvement
Bonds, GO, 5.00%, 10/1/42  6,115 6,519
Anne Arundel County, Consolidated Water & Sewer, GO,
3.00%, 10/1/38  2,300 2,017
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/41  2,430 2,582
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/42  2,430 2,575
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/43  1,030 1,079
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/43  2,805 2,974
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 4/1/44  2,065 2,168
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/44  1,150 1,208
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/46  700 700
Anne Arundel County, Consolidated Water & Sewer, Series B,
GO, 5.00%, 10/1/39  1,275 1,381
Anne Arundel County, Consolidated Water & Sewer Bonds, GO,
5.00%, 10/1/42  2,810 2,996
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43  10,830 10,837

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Anne Arundel County, Villages at Two Rivers Project, Series R,
4.25%, 7/1/44 (1) 2,500 2,376
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/39 (1) 2,000 2,094
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/30 (1) 145 153
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/31 (1) 155 165
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/32 (1) 175 188
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/33 (1) 150 162
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/34 (1) 150 162
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/35 (1) 165 177
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/36 (1) 185 197
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/40 (1) 1,010 1,054
Anne Arundel County, Watershed at Laurel Project, 5.00%,
7/1/44 (1) 1,500 1,537
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/27  520 521
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/28  1,215 1,216
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/29  930 931
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/30  515 515
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/33  415 415
Baltimore City, East Baltimore Research Park, Series A, 4.50%,
9/1/33  1,120 1,123
Baltimore City, Harbor Point Project, 4.50%, 6/1/33  1,060 1,077
Baltimore City, Harbor Point Project, 4.75%, 6/1/31  2,025 2,026
Baltimore City, Harbor Point Project, 4.875%, 6/1/42  2,865 2,900
Baltimore City, Harbor Point Project, 5.00%, 6/1/36  3,800 3,802
Baltimore City, Harbor Point Project, 5.00%, 6/1/51  6,700 6,584
Baltimore City, Harbor Point Project, 5.125%, 6/1/43  11,230 11,232
Baltimore City, Harbor Point Project, Series A, 3.20%, 6/1/30 (2) 200 196
Baltimore City, Harbor Point Project, Series A, 3.25%, 6/1/31 (2) 220 214
Baltimore City, Harbor Point Project, Series A, 3.30%, 6/1/32 (2) 250 242
Baltimore City, Harbor Point Project, Series A, 3.35%, 6/1/33 (2) 270 259
Baltimore City, Harbor Point Project, Series A, 3.50%, 6/1/39 (2) 1,400 1,261

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Baltimore City, Harbor Point Project, Series A, 3.625%,
6/1/46 (2) 7,685 6,463
Baltimore City, Harbor Point Project, Series B, 3.55%, 6/1/34 (2) 325 309
Baltimore City, Harbor Point Project, Series B, 3.70%, 6/1/39 (2) 650 598
Baltimore City, Harbor Point Project, Series B, 3.875%,
6/1/46 (2) 1,020 885
Baltimore City, Water Project, Series A, 5.00%, 7/1/28 (3)(4) 105 108
Baltimore City, Wide Affordable Housing Program, 4.00%,
6/1/35 (2) 1,000 958
Baltimore City, Wide Affordable Housing Program, 5.00%,
6/1/45 (2) 1,825 1,783
Baltimore City, Wide Affordable Housing Program, 5.25%,
6/1/55 (2) 1,900 1,819
Baltimore County, GO, 4.00%, 3/1/36  3,400 3,376
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  3,000 2,663
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/39  5,000 4,334
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/45  1,700 1,591
Baltimore County, Metropolitan Dist. 84th Issue, GO, 5.00%,
3/1/53  3,000 3,066
Baltimore County, Metropolitan Dist. 85th Issue, GO, 5.00%,
7/1/47  1,895 1,967
Baltimore County, Oak Crest Village, 4.00%, 1/1/39  545 524
Baltimore County, Oak Crest Village, 4.00%, 1/1/40  1,050 994
Baltimore County, Oak Crest Village, 4.00%, 1/1/45  1,750 1,570
Baltimore County, Oak Crest Village, 4.00%, 1/1/50  10,640 8,963
Baltimore County, Oak Crest Village, 5.00%, 1/1/27  1,155 1,157
Baltimore County, Oak Crest Village, 5.00%, 1/1/28  1,325 1,327
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  1,035 1,036
Baltimore County, Oak Crest Village, 5.00%, 1/1/30  1,565 1,567
Baltimore County, Oak Crest Village, 5.00%, 1/1/37  8,345 8,350
Baltimore County, Riverwood Village, 4.00%, 1/1/34  850 856
Baltimore County, Riverwood Village, 4.00%, 1/1/35  1,065 1,068
Baltimore County, Riverwood Village, 4.00%, 1/1/37  1,490 1,472
Baltimore County, Riverwood Village, 4.00%, 1/1/40  1,790 1,697
Baltimore County, Riverwood Village, 4.00%, 1/1/45  10,920 9,798
Baltimore County, Riverwood Village, 4.00%, 1/1/50  11,545 9,725
Baltimore County, Riverwood Village, Series 2020, 4.00%,
1/1/36  500 499
Brunswick, Brunswick Crossing Special Taxing Dist., 4.00%,
7/1/29  620 622
Brunswick, Brunswick Crossing Special Taxing Dist., 5.00%,
7/1/36  1,547 1,563

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Frederick County, Series A, GO, 4.50%, 8/1/51  2,340 2,271
Frederick County, Mount Saint Mary's Univ., 5.00%, 9/1/39 (2) 525 498
Frederick County, Mount Saint Mary's Univ., 6.00%, 9/1/56 (2) 5,150 4,928
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/37 (2) 1,000 971
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (2) 8,475 7,735
Frederick County, Public Facilities Project, Series A, GO,
1.875%, 10/1/38  8,755 6,439
Frederick County, Public Facilities Project, Series A, GO,
3.00%, 4/1/44  13,560 11,267
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/42  5,780 5,585
Frederick County, Public Facilities Project, Series A, GO,
4.00%, 4/1/43  4,195 4,038
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/32  3,285 3,307
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/33  1,780 1,787
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/34  1,965 1,965
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/36  2,145 2,109
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/37  1,180 1,149
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/39  560 533
Frederick County, Urbana Community Dev. Auth., Series A,
4.00%, 7/1/40  1,135 1,068
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/27  1,525 1,552
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/28  2,600 2,696
Frederick County, Urbana Community Dev. Auth., Series A,
5.00%, 7/1/29  2,510 2,619
Frederick County, Urbana Community Dev. Auth., Series C,
4.00%, 7/1/50 (2) 6,575 5,654
Gaithersburg, Asbury Obligated Group, 4.50%, 1/1/42  5,000 4,797
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  1,270 1,284
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36  10,215 10,291
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27  545 547
Harford County, Consolidated Public Improvement, GO, 3.20%,
9/15/37  2,375 2,182
Howard County Housing Commission, Columbia Landing
Apartments, Series A, 1.60%, 6/1/29  6,000 5,676

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46  6,350 5,713
Howard County Housing Commission, Orchard Meadows
Apartments, 4.125%, 12/1/43  15,515 14,491
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29  1,055 1,080
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30  1,035 1,058
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31  750 765
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32  550 561
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37  7,350 7,406
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42  14,005 14,074
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46  10,000 10,031
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/28  365 375
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/29  410 427
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/30  455 480
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/31  510 543
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/32  560 601
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/33  615 658
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/34  475 507
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/35  735 782
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/36  800 849
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/37  470 496
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/38  500 525
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/39  500 520
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/44  2,260 2,305
Howard County, Consolidated Public Improvement, Series A,
GO, 1.75%, 8/15/36  7,875 6,150

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Consolidated Public Improvement, Series A,
GO, 2.00%, 8/15/34  525 444
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (2) 245 245
Howard County, Downtown Columbia Project, Series A,
4.125%, 2/15/34 (2) 1,525 1,500
Howard County, Downtown Columbia Project, Series A,
4.375%, 2/15/39 (2) 1,000 962
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (2) 2,950 2,684
Howard County, Metropolitan District Project, Series B, GO,
3.00%, 8/15/49  1,310 967
Howard County, Metropolitan District Project, Series C, GO,
3.375%, 2/15/41  1,000 874
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (5) 1,825 1,826
Hyattsville, GO, 5.00%, 1/1/28  360 362
Hyattsville, GO, 5.00%, 1/1/29  375 377
Hyattsville, GO, 5.00%, 1/1/30  395 397
Hyattsville, GO, 5.00%, 1/1/31  415 416
Hyattsville, GO, 5.00%, 1/1/32  435 436
Hyattsville, GO, 5.00%, 1/1/33  455 456
Hyattsville, GO, 5.00%, 1/1/34  480 481
Hyattsville, GO, 5.00%, 1/1/35  505 506
Hyattsville, GO, 5.00%, 1/1/36  530 531
Hyattsville, GO, 5.00%, 1/1/37  555 556
Hyattsville, GO, 5.00%, 1/1/38  585 586
Hyattsville, GO, 5.00%, 1/1/44  2,100 2,071
Hyattsville, GO, 5.00%, 1/1/49  3,530 3,334
Maryland, Series A, GO, 5.00%, 6/1/39  10,000 10,847
Maryland CDA, 4.65%, 9/1/37  6,000 6,057
Maryland CDA, 4.95%, 9/1/42  4,500 4,598
Maryland CDA, 6.00%, 3/1/53  4,735 5,002
Maryland CDA, Series A, 3.00%, 9/1/51  10,445 10,334
Maryland CDA, Series A, 3.375%, 9/1/34  1,515 1,434
Maryland CDA, Series A, 3.75%, 3/1/50  5,625 5,625
Maryland CDA, Series A, 4.50%, 9/1/48  2,545 2,572
Maryland CDA, Series A, 4.70%, 3/1/46  2,650 2,600
Maryland CDA, Series A, 5.00%, 9/1/52  2,790 2,875
Maryland CDA, Series A-1, 4.45%, 4/1/44  820 785
Maryland CDA, Series B, 3.00%, 9/1/51  24,295 24,084
Maryland CDA, Series B, 3.20%, 9/1/39  2,500 2,146
Maryland CDA, Series B, 4.00%, 9/1/49  1,505 1,508
Maryland CDA, Series B, 4.35%, 7/1/43  7,500 7,224

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland CDA, Series B, 4.50%, 9/1/48 (5) 2,015 2,030
Maryland CDA, Series C, 2.60%, 1/1/42  2,155 1,593
Maryland CDA, Series C, 2.95%, 7/1/56  2,115 1,370
Maryland CDA, Series C, 3.00%, 9/1/39  7,500 6,334
Maryland CDA, Series C, 3.00%, 9/1/51  1,115 1,099
Maryland CDA, Series C, 3.50%, 3/1/50  2,995 2,987
Maryland CDA, Series C, 4.20%, 4/1/42  4,370 4,089
Maryland CDA, Series C, 4.55%, 7/1/43  4,150 4,159
Maryland CDA, Series C, 4.75%, 12/1/46  4,415 4,244
Maryland CDA, Series C, 5.00%, 9/1/26  375 375
Maryland CDA, Series C, 5.00%, 3/1/30  1,040 1,082
Maryland CDA, Series C, 5.00%, 3/1/31  1,500 1,570
Maryland CDA, Series C, 5.15%, 7/1/42  2,500 2,599
Maryland CDA, Series C, 5.75%, 9/1/54  4,995 5,250
Maryland CDA, Series C-1, 5.05%, 2/1/46  8,275 8,368
Maryland CDA, Series F, 5.00%, 7/1/48  980 980
Maryland CDA, Series F-1, 4.85%, 6/1/46  6,375 6,289
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/38  1,115 1,185
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/43  1,500 1,552
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/46  1,315 1,363
Maryland CDA Local Government Infrastructure, Series A-1,
5.00%, 6/1/51  2,530 2,568
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/46  905 932
Maryland CDA Local Government Infrastructure, Series A-2,
5.00%, 6/1/51  2,010 2,028
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31  4,950 4,954
Maryland CDA, Villages at Marley Station, Series D-1, 4.35%,
2/1/44  12,010 11,135
Maryland CDA, Villages at Marley Station, Series D-2, 3.30%,
1/1/29  7,570 7,609
Maryland Dept. of Housing & Community Dev., Series A,
4.50%, 9/1/45  8,480 8,183
Maryland Dept. of Housing & Community Dev., Series A,
4.55%, 9/1/44  1,500 1,452
Maryland Dept. of Housing & Community Dev., Series A,
4.65%, 7/1/46  4,850 4,759
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 9/1/55  11,135 12,169
Maryland Dept. of Housing & Community Dev., Series A,
6.25%, 3/1/56  4,405 4,859

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Series A-1,
4.00%, 6/1/54  1,600 1,394
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/38  1,015 1,086
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/39  1,050 1,111
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/44  3,975 4,111
Maryland Dept. of Housing & Community Dev., Series A-1,
5.50%, 6/1/49  2,150 2,273
Maryland Dept. of Housing & Community Dev., Series A-2,
4.25%, 6/1/54  1,300 1,171
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/38  440 471
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/39  455 482
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/40  855 900
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/44  2,130 2,203
Maryland Dept. of Housing & Community Dev., Series A-2,
5.00%, 6/1/45  1,240 1,274
Maryland Dept. of Housing & Community Dev., Series A-2,
5.50%, 6/1/49  1,000 1,056
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 7/1/46  13,000 12,675
Maryland Dept. of Housing & Community Dev., Series B,
4.70%, 9/1/46  6,000 5,849
Maryland Dept. of Housing & Community Dev., Series C,
4.70%, 7/1/40  1,010 1,019
Maryland Dept. of Housing & Community Dev., Series C,
4.75%, 9/1/40  1,610 1,611
Maryland Dept. of Housing & Community Dev., Series C,
4.95%, 7/1/45  2,050 2,065
Maryland Dept. of Housing & Community Dev., Series C,
5.50%, 3/1/56  6,350 6,760
Maryland Dept. of Housing & Community Dev., Series C,
6.25%, 9/1/55  4,225 4,637
Maryland Dept. of Housing & Community Dev., Series D,
4.45%, 7/1/44  2,440 2,352
Maryland Dept. of Housing & Community Dev., Series D,
4.60%, 9/1/41  4,695 4,634
Maryland Dept. of Housing & Community Dev., Series D,
4.90%, 9/1/46  5,000 4,907
Maryland Dept. of Housing & Community Dev., Series G,
6.25%, 9/1/56  1,995 2,222

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Dept. of Housing & Community Dev., Hopkins Village
Apartments, Series D, 4.80%, 7/1/42  16,285 16,109
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/40  1,975 2,079
Maryland Dept. of Housing & Community Dev., Local
Government Infrastructure, Series A-1, 5.00%, 6/1/45  2,470 2,538
Maryland Dept. of Housing & Community Dev., Tender Option
Bond Trust Receipts, Series 2026-XX1482, VRTR, 2.31%,
7/1/67 (2) 2,695 2,695
Maryland DOT, 2.50%, 10/1/33  5,100 4,681
Maryland DOT, 3.00%, 5/1/31  500 496
Maryland DOT, Series A, 2.125%, 10/1/36  1,700 1,385
Maryland DOT, Series A, 5.25%, 8/1/40 (1)(5) 1,250 1,326
Maryland DOT, Series A, 5.25%, 8/1/43 (1)(5) 1,500 1,573
Maryland DOT, Series A, 5.25%, 8/1/49 (1)(5) 3,400 3,477
Maryland DOT, Series A, 5.25%, 8/1/54 (1)(5) 10,000 10,149
Maryland DOT, Series B, 4.00%, 8/1/37 (5) 1,500 1,457
Maryland DOT, Series B, 4.00%, 8/1/38 (5) 1,500 1,441
Maryland DOT, Series B, 4.00%, 8/1/39 (5) 4,180 3,937
Maryland DOT, Series B, 4.00%, 8/1/40 (5) 5,925 5,476
Maryland DOT, Series B, 4.00%, 10/1/40  10,000 9,667
Maryland DOT, Series B, 4.00%, 8/1/41 (5) 1,600 1,455
Maryland DOT, Series B, 4.00%, 8/1/51 (5) 13,540 11,482
Maryland DOT, Series B, 5.00%, 8/1/32 (5) 1,420 1,514
Maryland DOT, Series B, 5.00%, 8/1/46 (5) 3,905 3,930
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (5) 1,000 1,058
Maryland Economic Dev., 6.117%, 1/30/28 (2) 7,400 7,392
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/39 (5) 3,710 3,411
Maryland Economic Dev., Air Cargo Obligated Group, 4.00%,
7/1/44 (5) 4,800 4,140
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/28 (5) 375 385
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/29 (5) 385 400
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/37  4,590 4,806
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.00%, 12/31/42  3,970 4,030
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 12/31/47  5,940 6,070
Maryland Economic Dev., Annapolis Mobility & Resilience
Project, 5.25%, 6/30/53  2,925 2,959
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  2,500 2,504

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/28  785 789
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/29  815 819
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/30  845 847
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/31  880 879
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/32  815 808
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/34  765 745
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/35  260 251
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/40  3,585 3,247
Maryland Economic Dev., Bowie State Univ. Project, 4.00%,
7/1/50  10,860 8,908
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (2) 1,280 1,281
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (2) 2,000 2,001
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
7/1/55  12,990 12,133
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/41 (1) 2,595 2,669
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/42 (1) 2,935 3,011
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/43 (1) 2,465 2,523
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/44 (1) 2,245 2,292
Maryland Economic Dev., College Park Leonardtown Project,
5.00%, 7/1/54 (1) 6,575 6,508
Maryland Economic Dev., College Park Leonardtown Project,
5.125%, 7/1/59 (1) 9,925 9,879
Maryland Economic Dev., College Park Leonardtown Project,
5.25%, 7/1/64 (1) 6,055 6,078
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  5,000 5,086
Maryland Economic Dev., Core Natural Resources Project,
VRDN, 5.00%, 7/1/48 (Tender 3/27/35) (2) 10,615 11,198
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/43  2,190 2,299
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/44  8,310 8,685

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series A, 5.00%, 6/1/52  2,500 2,528
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/43  1,370 1,438
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/44  1,440 1,505
Maryland Economic Dev., MD Dept. of Health Headquarters
Project, Series B, 5.00%, 6/1/52  5,000 5,055
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/45 (1) 3,175 3,259
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/55 (1) 11,800 11,656
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.00%, 7/1/60 (1) 3,595 3,524
Maryland Economic Dev., Morgan State Univ. Harper-Tubman
Project, Series A, 5.75%, 7/1/64 (1) 4,360 4,561
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.00%, 7/1/46 (1) 3,740 3,808
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.25%, 7/1/51 (1) 3,340 3,404
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.25%, 7/1/56 (1) 9,445 9,559
Maryland Economic Dev., Morgan State Univ. O'Connell
Project, Series A, 5.25%, 7/1/61 (1) 7,780 7,844
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/40  6,170 5,676
Maryland Economic Dev., Morgan State Univ. Project, 4.25%,
7/1/50  5,050 4,374
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/27  665 675
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/28  490 505
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/29  810 844
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/30  1,095 1,150
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/31  1,000 1,056
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/32  1,805 1,914
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34  2,500 2,621
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/50  11,970 11,582
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/56  18,100 17,129

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/29  295 309
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/30  670 710
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/31  585 624
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/32  500 537
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.25%, 7/1/33  545 582
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.375%, 7/1/38  1,220 1,284
Maryland Economic Dev., Morgan State Univ. Project, Series A,
5.75%, 7/1/53  8,440 8,755
Maryland Economic Dev., Morgan State Univ. Project, Series A,
6.00%, 7/1/58  9,000 9,430
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  3,100 2,516
Maryland Economic Dev., Purple Line Light Rail Project,
Series A, 5.00%, 11/12/28 (5) 8,355 8,362
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/39 (5) 415 421
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/40 (5) 1,750 1,763
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 6/30/41 (5) 2,850 2,858
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.00%, 12/31/41 (5) 2,500 2,507
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (5) 5,795 5,808
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/52 (5) 4,600 4,523
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (5) 29,230 28,592
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  270 270
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30  805 805
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34  1,030 1,030
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/44 (5) 6,400 6,450
Maryland Economic Dev., Seagirt Marine Terminal Project,
5.00%, 6/1/49 (5) 11,085 11,093
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/27  660 661
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28  175 177

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/29  1,775 1,777
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  325 328
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31  675 680
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32  650 654
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36  2,125 2,131
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37  3,000 3,000
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27  185 187
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29  215 217
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  500 516
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  1,515 1,559
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  4,850 4,984
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  2,750 2,821
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  8,970 9,156
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (1) 800 801
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (1) 525 526
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (1) 560 561
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (1) 1,325 1,327
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (1) 705 706
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (1) 2,345 2,349
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (1) 3,405 3,411
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (1) 3,100 3,105
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (1) 4,305 4,311
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (1) 4,020 4,026
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (1) 15,010 15,026
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (1) 6,910 6,912
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/27  655 655

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. Village at Sheppard Pratt,
5.00%, 7/1/33  5,065 4,997
Maryland HHEFA, 5.875%, 7/1/43 (2) 2,000 2,030
Maryland HHEFA, 6.125%, 7/1/53 (2) 3,745 3,777
Maryland HHEFA, 6.25%, 7/1/63 (2) 7,000 7,063
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30  655 661
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27  520 523
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28  375 384
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/29  580 599
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/30  555 578
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36  4,340 4,473
Maryland HHEFA, Adventist Healthcare, 5.25%, 1/1/45 (6) 6,470 6,682
Maryland HHEFA, Adventist Healthcare, 5.25%, 1/1/46 (6) 6,000 6,166
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  1,540 1,547
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  31,575 31,645
Maryland HHEFA, Adventist Healthcare, Series B, 4.00%,
1/1/51  5,525 4,569
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/42 (2) 820 770
Maryland HHEFA, Andrews Public Charter, 5.50%, 5/1/52 (2) 1,500 1,319
Maryland HHEFA, Broadmead, Series A, 4.00%, 7/1/35  425 427
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/28  205 209
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29  1,000 1,021
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31  530 541
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32  1,000 1,021
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38  2,870 2,918
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43  2,800 2,827
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48  7,100 7,128
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  1,200 1,201
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  605 606
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36  1,835 1,836
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45  14,760 14,762
Maryland HHEFA, Doctors Community Hosp., Series A, 5.00%,
7/1/38  2,625 2,676
Maryland HHEFA, Edenwald Issue, 5.25%, 1/1/37  20,470 20,475
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29  1,515 1,515
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30  1,000 1,000

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27  1,920 1,921
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28  2,070 2,071
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/40  500 450
Maryland HHEFA, Frederick Health System, 4.00%, 7/1/50  12,310 10,275
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/33 (1) 920 1,006
Maryland HHEFA, Frederick Health System, 5.00%, 7/1/48  3,495 3,391
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
2.50%, 7/1/51  4,070 2,461
Maryland HHEFA, Greater Baltimore Medical Center, Series A,
3.00%, 7/1/46  13,710 10,401
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2) 90 91
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (2) 1,265 1,267
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (2) 1,800 1,777
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (2) 4,590 4,460
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(7) 1,850 1,886
Maryland HHEFA, Johns Hopkins Health System, Series A,
5.25%, 5/15/55  6,440 6,706
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 2.90%, 6/1/46  2,010 2,010
Maryland HHEFA, Johns Hopkins Medical Institution, Series A,
5.00%, 5/15/37  5,000 5,003
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (7) 1,145 1,154
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%,
7/1/41  18,475 17,896
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%,
7/1/38  6,590 6,593
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/42  775 800
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/43  990 1,018
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/44  750 768
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/45  1,100 1,125
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/46  2,495 2,552
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.25%,
7/1/51  10,000 10,126

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Kennedy Krieger Issue, Series A, 5.50%,
7/1/56  8,585 8,800
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/42  1,330 1,231
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/44  2,000 2,007
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/49  9,920 10,026
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/31  1,060 1,061
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/32  1,210 1,211
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/33  1,175 1,176
Maryland HHEFA, LifeBridge Health, 5.00%, 7/1/54  5,125 5,132
Maryland HHEFA, LifeBridge Health, 5.25%, 7/1/54  3,490 3,573
Maryland HHEFA, LifeBridge Health, Series 2017, 5.00%,
7/1/33  1,015 1,028
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39  5,505 5,341
Maryland HHEFA, Luminis Health, Series A, 5.00%, 7/1/41  7,375 7,718
Maryland HHEFA, Luminis Health, Series A, 5.00%, 7/1/43  10,300 10,662
Maryland HHEFA, Luminis Health, Series A, 5.00%, 7/1/44  4,000 4,121
Maryland HHEFA, Medlantic/Helix Issue, Series A, 5.25%,
8/15/38 (1) 8,460 9,214
Maryland HHEFA, Medlantic/Helix Issue, Series B, 5.25%,
8/15/38 (7) 16,995 18,413
Maryland HHEFA, MedStar Health, Series A, 3.75%, 5/15/47  1,665 1,380
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47  14,910 13,280
Maryland HHEFA, MedStar Health, Series A, 4.00%, 5/15/47 (8) 445 403
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  4,005 4,010
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/38  3,250 3,490
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/39  2,250 2,389
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/40  2,250 2,363
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/41  740 771
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/42  10,650 10,695
Maryland HHEFA, MedStar Health, Series A, 5.00%, 5/15/45  13,655 13,692
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/51  11,635 11,965
Maryland HHEFA, MedStar Health, Series A, 5.25%, 8/15/54  10,500 10,696
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/39  3,000 3,186
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/40  3,750 3,938
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/41  3,220 3,355
Maryland HHEFA, MedStar Health, Series C, 5.00%, 8/15/42  4,000 4,146
Maryland HHEFA, Mercy Medical Center, Series A, 4.00%,
7/1/42  1,795 1,660
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  1,830 1,836
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,000 1,003
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,200 1,204

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  4,930 4,945
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  3,200 3,214
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38  9,060 9,091
Maryland HHEFA, Meritus Health, 5.00%, 7/1/41 (1) 6,135 6,447
Maryland HHEFA, Meritus Health, 5.00%, 7/1/42 (1) 6,250 6,548
Maryland HHEFA, Meritus Health, 5.00%, 7/1/43 (1) 2,575 2,689
Maryland HHEFA, Meritus Health, 5.00%, 7/1/44 (1) 4,970 5,170
Maryland HHEFA, Meritus Health, 5.00%, 7/1/45 (1) 5,000 5,185
Maryland HHEFA, Meritus Health, 5.00%, 7/1/46 (1) 6,245 6,448
Maryland HHEFA, Meritus Health, 5.00%, 7/1/55 (1) 5,130 5,060
Maryland HHEFA, Meritus Health, 5.25%, 7/1/50  13,945 14,204
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/34  1,000 1,030
Maryland HHEFA, Peninsula Regional Health System, Series A,
4.00%, 7/1/48  1,910 1,650
Maryland HHEFA, Saint John's College, 4.00%, 10/1/40  1,000 911
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/35  1,950 1,898
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/36  500 481
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/37  2,970 2,830
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/39  2,490 2,309
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/40  740 675
Maryland HHEFA, Stevenson Univ. Project, 4.00%, 6/1/41  1,375 1,235
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/29  1,125 1,165
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/31  1,255 1,316
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/33  1,375 1,429
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/34  1,095 1,077
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/38  890 839
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  8,125 7,049
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  12,845 10,648
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  11,715 9,451
Maryland HHEFA, Stevenson Univ. Project, Series A, 5.00%,
6/1/32  850 887
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/40 (1) 200 210
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/41 (1) 200 209

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/42 (1) 200 208
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/43 (1) 1,250 1,293
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/44 (1) 700 721
Maryland HHEFA, Tidalhealth Issue, Series C, 5.00%,
7/1/45 (1) 750 771
Maryland HHEFA, Tidalhealth Issue, Series C, 5.50%,
7/1/55 (1) 17,540 18,209
Maryland HHEFA, Univ. of Maryland Medical System, 4.00%,
7/1/48 (8) 1,640 1,463
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33  5,305 5,309
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34  2,910 2,912
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35  2,100 2,101
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/41  1,500 1,573
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/42  1,175 1,228
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.25%, 7/1/52  16,525 16,761
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/34  500 506
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  4,665 4,697
Maryland HHEFA, Univ. of Maryland Medical System,
Series C-1, VRDN, 3.00%, 7/1/55  150 150
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
4.00%, 7/1/48  3,650 3,180
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 2.90%, 7/1/41  825 825
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/35  1,135 1,164
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, 5.00%, 5/1/50 (1) 41,760 42,670
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Series B, 5.00%, 5/1/47 (1) 13,590 14,238
Maryland Stadium Auth., Baltimore City Public Schools
Construction & Revitalization, Unrefunded Balance, Series A,
5.00%, 5/1/47  9,175 9,234
Maryland Stadium Auth., Built to Learn Revenue, 2.75%, 6/1/51  2,115 1,384
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/43  1,000 1,046
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/45  2,000 2,077

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Stadium Auth., Built to Learn Revenue, 5.00%, 6/1/54  6,995 7,030
Maryland Stadium Auth., Built to Learn Revenue, 5.25%, 6/1/51  1,500 1,548
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/41  3,980 3,798
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/47  8,980 8,221
Maryland Stadium Auth., Built to Learn Revenue, Series A,
4.00%, 6/1/52  12,175 10,772
Maryland Transportation Auth., Series A, 2.50%, 7/1/47  4,915 3,354
Maryland Transportation Auth., Series A, 3.00%, 7/1/40  400 326
Maryland Transportation Auth., Series A, 3.00%, 7/1/47  10,775 8,111
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 4.00%, 6/1/35 (5) 1,000 984
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/27 (5) 2,965 2,968
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, 5.00%, 6/1/32 (5) 1,125 1,168
Maryland Transportation Auth., Baltimore/Washington Int'l.
Airport, Series 2012A, 5.00%, 6/1/28 (5) 3,110 3,113
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/45  8,170 7,759
Maryland Transportation Auth., Transportation Fac. Project,
4.00%, 7/1/50  5,755 5,178
Maryland Transportation Auth., Transportation Fac. Project,
5.00%, 7/1/49 (6) 11,130 11,468
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/40  2,500 2,661
Maryland Transportation Auth., Transportation Fac. Project,
Series A, 5.00%, 7/1/42  4,935 5,205
Montgomery County, Series A, GO, 3.00%, 11/1/37  7,365 6,586
Montgomery County, Series A, GO, 4.00%, 8/1/38  3,070 3,063
Montgomery County, Series A, GO, 4.00%, 8/1/39  4,000 3,936
Montgomery County, Series A, GO, 4.00%, 8/1/40  1,175 1,144
Montgomery County, Series A, GO, 4.00%, 10/1/40  13,650 13,296
Montgomery County, Series A, GO, 4.00%, 8/1/41  5,500 5,330
Montgomery County, Series E, GO, VRDN, 2.95%, 11/1/37  16,255 16,255
Montgomery County Housing Opportunities Commission,
Series A, 3.00%, 1/1/50  5,000 4,924
Montgomery County Housing Opportunities Commission,
Series A, 3.85%, 7/1/34  5,000 4,958
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46  25 25
Montgomery County Housing Opportunities Commission,
Series A, 4.50%, 7/1/46  5,840 5,650

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Montgomery County Housing Opportunities Commission,
Series A, 4.80%, 7/1/49  5,000 4,878
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  4,635 4,544
Montgomery County Housing Opportunities Commission,
Series A, 5.00%, 7/1/52  3,315 3,414
Montgomery County Housing Opportunities Commission,
Series A, 5.15%, 7/1/45  1,140 1,161
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/54  6,695 7,141
Montgomery County Housing Opportunities Commission,
Series A, 5.75%, 7/1/56  4,965 5,328
Montgomery County Housing Opportunities Commission,
Series B, 4.60%, 7/1/41  2,345 2,305
Montgomery County Housing Opportunities Commission,
Series B, 4.90%, 7/1/46  2,270 2,226
Montgomery County Housing Opportunities Commission,
Series C, 2.85%, 1/1/51 (1) 34,785 23,913
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/35  490 539
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/36  485 530
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/37  555 602
Montgomery County Housing Opportunities Commission,
Series C, 5.00%, 1/1/38  485 522
Montgomery County Housing Opportunities Commission,
Series C, 5.50%, 1/1/48  2,975 3,173
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/58  5,335 5,619
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/63  8,300 8,742
Montgomery County Housing Opportunities Commission,
Series C, 5.75%, 1/1/66  11,040 11,628
Montgomery County Housing Opportunities Commission,
Sustainable Bond, Series A, VRDN, 2.90%, 1/1/63  5,000 5,000
Montgomery County, Consolidated Public Improvement,
Series A, GO, 3.75%, 11/1/38  1,110 1,074
Montgomery County, Consolidated Public Improvement Project,
Series A, GO, 2.00%, 8/1/41  5,000 3,412
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  3,500 3,101
Montgomery County, Trinity Healthcare, 4.00%, 12/1/44  22,305 20,310
Montgomery County, Trinity Healthcare, 5.00%, 12/1/44  5,000 5,004
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27  1,000 1,000

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (2) 8,500 8,483
Prince George's County, Westphalia Town Center Project,
5.125%, 7/1/39 (2) 1,350 1,351
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/26  1,000 1,002
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/30  790 800
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/32  525 530
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  5,190 5,211
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/26  500 501
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/28  1,375 1,396
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/30  1,515 1,534
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  2,100 2,114
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  1,000 967
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,675 1,544
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  6,455 6,364
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  7,815 7,379
Town of Chestertown, Washington College, 6.50%, 3/1/50  1,000 1,012
Town of Chestertown, Washington College, 6.50%, 3/1/55  4,000 4,018
Town of Chestertown, Washington College Project, 6.25%,
3/1/45  5,000 5,081
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.00%, 4/1/47  8,995 6,751
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
3.125%, 4/1/35  280 268
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/37  4,000 3,792
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/41  3,295 3,187
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/42  3,435 3,319
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/28  1,875 1,895
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/29  1,950 1,981
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  1,500 1,480
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  5,100 4,756
Washington Suburban Sanitary Commission, 2.00%, 12/1/39  1,000 721
Washington Suburban Sanitary Commission, 4.25%, 6/1/47  14,850 14,301
Washington Suburban Sanitary Commission, 4.375%, 6/1/49  4,400 4,261
Washington Suburban Sanitary Commission, 4.50%, 6/1/46  4,065 4,100
Washington Suburban Sanitary Commission, 4.50%, 6/1/47  11,505 11,540
Washington Suburban Sanitary Commission, 5.00%, 6/1/44  4,685 4,950

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Series A,
VRDN,BAN, 3.05%, 6/1/27  2,460 2,460
Washington Suburban Sanitary Commission, Series B,
VRDN,BAN, 3.05%, 6/1/27  1,185 1,185
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 2.25%, 6/1/41  3,710 2,677
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/44  6,395 5,074
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/47  3,000 2,283
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 3.00%, 6/1/48  1,000 748
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/46  5,000 4,751
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 4.00%, 6/1/51  8,000 7,260
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/35  2,225 2,227
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/41  1,700 1,795
Washington Suburban Sanitary Commission, Second Series,
4.50%, 6/1/46  1,205 1,215
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  2,380 2,382
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39  2,520 2,521
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  4,825 4,826
2,314,872
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (9) 15,396 10,970
Puerto Rico Commonwealth, GO, VR, 11/1/51 (9) 8,213 5,955
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 2,000 2,085
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (2) 1,000 1,036
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  2,709 1,977
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  4,935 4,915
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  5,717 5,630
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  4,024 3,900

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  499 507
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (10)
(11) 55 41
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (10)
(11) 4,690 3,523
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (10)
(11) 2,490 1,877
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/27 (10)(11) 850 629
Puerto Rico Electric Power Auth., Series AAA, 5.25%,
7/1/30 (10)(11) 1,925 1,425
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (10)(11) 85 63
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (10)(11) 210 155
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (10)
(11) 270 200
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (10)
(11) 895 662
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (10)
(11) 1,045 773
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (10)
(11) 340 252
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (10)
(11) 415 307
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (10)
(11) 55 41
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37 (10)
(11) 1,760 1,302
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (10)(11) 175 130
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (10)(11) 460 340
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (10)(11) 225 167
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (10)
(11) 95 70
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (10)
(11) 255 189
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (10)
(11) 195 144
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (10)
(11) 65 48
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (10)
(11) 110 81

T. ROWE PRICE Maryland Municipal Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (10)
(11) 1,110 821
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (10)
(11) 90 67
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (10)
(11) 830 614
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (10)
(11) 240 178
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (10)
(11) 95 70
Puerto Rico Electric Power Auth., Revenue Bonds, Series ZZ,
5.25%, 7/1/24 (10)(11) 65 48
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  24,510 23,157
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  15,973 15,475
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  28,816 28,171
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  4,237 3,883
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,744 4,472
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  1,150 1,087
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  4,613 1,652
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  4,500 4,399
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  5,748 5,619
139,107
Total Investments in Securities
100.5% of Net Assets
(Cost $2,588,818) $ 2,541,538
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Incorporated
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $100,240 and represents 4.0% of net assets.
(3) Insured by Financial Guaranty Insurance Company
(4) Escrowed to maturity
(5) Interest subject to alternative minimum tax.

T. ROWE PRICE Maryland Municipal Bond Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
(6) When-issued security
(7) Insured by AMBAC Assurance Corporation
(8) Insured by Build America Mutual Assurance Company
(9) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(10) Non-income producing
(11) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
VRTR Variable Rate Trust Receipt is a synthetic variable rate instrument which entitles the holder to sell the security to the issuer or its agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity;
rate shown is effective rate at period-end; and maturity date shown is final maturity. Certain VRTR rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Municipal Bond Fund
August 31, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $2,588,818) $ 2,541,538
Interest receivable 26,445
Receivable for shares sold 2,599
Cash 128
Other assets 33
Total assets 2,570,743
Liabilities
Payable for investment securities purchased 32,623
Payable for shares redeemed 5,938
Investment management fees payable 825
Due to affiliates 23
Payable to directors 1
Other liabilities 1,929
Total liabilities 41,339
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 2,529,404
Net Assets Consist of:
Total distributable earnings (loss) $ (155,700)
Paid-in capital applicable to 254,848,256 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 2,685,104
NET ASSETS $ 2,529,404
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,167,361; Shares outstanding:
117,650,829) $ 9.92
I Class
(Net assets: $1,362,043; Shares outstanding:
137,197,427) $ 9.93

T. ROWE PRICE Maryland Municipal Bond Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Investment Income (Loss)
Interest income $ 53,397
Expenses
Investment management 4,859
Shareholder servicing
Investor Class $ 837
I Class 110 947
Prospectus and shareholder reports
Investor Class 10
I Class 5 15
Proxy and annual meeting 342
Legal and audit 170
Custody and accounting 119
Registration 27
Directors 4
Miscellaneous 8
Waived / paid by Price Associates (512)
Total expenses 5,979
Net investment income 47,418
Realized and Unrealized Gain / Loss –
Net realized loss on securities (9,011)
Change in net unrealized gain / loss on securities (70,834)
Net realized and unrealized gain / loss (79,845)
DECREASE IN NET ASSETS FROM OPERATIONS $ (32,427)

T. ROWE PRICE Maryland Municipal Bond Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
8/31/26
Year
Ended
2/28/26
Increase (Decrease) in Net Assets
Operations
Net investment income $ 47,418 $ 85,786
Net realized loss (9,011) (33,026)
Change in net unrealized gain / loss (70,834) 53,510
Increase (decrease) in net assets from operations (32,427) 106,270
Distributions to shareholders
Net earnings
Investor Class (21,085) (37,127)
I Class (25,229) (46,890)
Decrease in net assets from distributions (46,314) (84,017)
Capital share transactions
*
Shares sold
Investor Class 179,631 317,217
I Class 108,228 166,118
Distributions reinvested
Investor Class 19,009 33,508
I Class 17,905 32,845
Shares redeemed
Investor Class (137,516) (278,995)
I Class (88,154) (179,744)
Increase in net assets from capital share
transactions 99,103 90,949
Net Assets
Increase during period 20,362 113,202
Beginning of period 2,509,042 2,395,840
End of period $ 2,529,404 $ 2,509,042
*Share information (000s)
Shares sold
Investor Class 17,807 31,930
I Class 10,727 16,668
Distributions reinvested
Investor Class 1,890 3,368
I Class 1,778 3,301
Shares redeemed
Investor Class (13,642) (28,204)
I Class (8,730) (18,152)
Increase in shares outstanding 9,830 8,911

T. ROWE PRICE Maryland Municipal Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland
Municipal Bond Fund (the fund), formerly the T. Rowe Price Maryland Tax-
Free Bond Fund, is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds. The fund has two classes of shares: the Maryland Municipal Bond Fund (Investor Class) and the Maryland
Municipal Bond Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions

T. ROWE PRICE Maryland Municipal Bond Fund

to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In September 2026, the FASB issued Accounting
Standards Update (ASU) ASU 2026-03, Fair Value Measurement (Topic 820)
– Investment Companies with Equity Securities Subject to Contractual Sale
Restrictions, which requires investment companies within the scope of ASC
946 to consider contractual sale restrictions on the sale of an equity security when measuring the fair value of the security and to disclose the amount of the discount attributable to the contractual sale restriction. The amendments under the ASU are effective for fiscal years beginning after December 15, 2027;
however, early adoption is permitted. Adoption of the guidance is not expected to have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Maryland Municipal Bond Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Maryland Municipal Bond Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Maryland Municipal Bond Fund

Valuation Inputs   On August 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $285,470,000 and
$143,781,000, respectively, for the six months ended August 31, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character

T. ROWE PRICE Maryland Municipal Bond Fund

but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of February 28, 2026, the fund had
$113,053,000 of available capital loss carryforwards.
At August 31, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,589,371,000. Net unrealized loss aggregated $47,833,000 at period-end, of which $18,587,000 related to appreciated investments and $66,420,000 related to depreciated investments.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At August 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses

T. ROWE PRICE Maryland Municipal Bond Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended August 31, 2026 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,729,000 remain subject to repayment by the fund at August 31, 2026. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides
Investor
Class I Class
Expense limitation/I Class Limit 0.49% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $(460) $(52)

T. ROWE PRICE Maryland Municipal Bond Fund

shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended August 31, 2026, expenses incurred pursuant to these service agreements were $64,000 for Price
Associates and $302,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended August 31, 2026, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of August 31, 2026.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Maryland Municipal Bond Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Maryland Municipal Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Maryland Municipal Bond Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Municipal Bond Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Municipal Bond Fund

(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I
Class indicated that the contractual management fee ranked in the first quintile
(Expense Group), the actual management fee rate ranked in the third quintile
(Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Maryland Municipal Bond Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F87-051 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	October 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	October 16, 2026